Income Tax - Summary of Breakdown of Income Tax Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown of Income Tax Liability [Abstract]
Income tax liability, non-current	$ 26	$ 29	$ 42
Income tax liability, current	$ 27	$ 13	$ 9